Long-term investments - Long-term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term investments
Equity investments accounted for using the measurement alternative	¥ 58,464	¥ 30,000
Equity investments accounted for using the equity method	12,423	11,442
Investments accounted for at fair value	66,470
Total	137,357	41,442
Beijing Sharetimes Technology Co., Ltd.
Long-term investments
Equity investments accounted for using the measurement alternative	¥ 48,500	¥ 30,000